SUPPLEMENT DATED DECEMBER 28, 2016 TO THE PROSPECTUS OF

VANECK VECTORS ETF TRUST

Dated September 1, 2016, as amended and restated on November 30, 2016

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors High-Yield Municipal Index ETF and VanEck Vectors Short High-Yield Municipal Index ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the each Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective January 1, 2017, Bloomberg Finance L.P. and its affiliates will implement changes to each of the Bloomberg Barclays Municipal Custom High Yield Composite Index and the Bloomberg Barclays Municipal High-Yield Short Duration Index (each, an “Index”) to reduce the maximum allocation to issuers in each of the U.S. territories from 8% to 4% of each Index. Accordingly, effective January 1, 2017, each Fund’s disclosure is modified as follows:

The section of the Prospectus under the caption “Bloomberg Barclays Municipal Custom High Yield Composite Index” is hereby deleted in its entirety and replaced with the following:

The High Yield Index is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The majority of the High Yield Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. As of June 30, 2016, the High Yield Index consisted of 5,024 bonds.

The High Yield Index is calculated using a market value weighting methodology, provided that the total allocation to issuers from each individual territory of the United States (including Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands) does not exceed 4%. The market value of each bond over the limit is adjusted on a pro-rata basis. The High Yield Index tracks the high yield municipal bond market with a 75% weight in non-investment grade municipal bonds and a targeted 25% weight in Baa/BBB rated investment grade municipal bonds. It is comprised of three total return, market size weighted benchmark indexes with weights as follows:

•	50% weight in Muni High Yield/$100 Million Deal Size Index. To be included in the Muni High Yield/$100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/BB+ or lower. Bonds in the Muni High Yield/$100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million.

•	25% weight in Muni High Yield/Under $100 Million Deal Size Index. To be included in the Muni High Yield/Under $100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/BB+ or lower. Bonds in the Muni High Yield/Under $100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million.

•	25% weight in Muni Baa Rated/$100 Million Deal Size Index. To be included in the Muni Baa Rated/$100 Million Deal Size Index, bonds must have a Bloomberg credit quality classification between Baa1/BBB+ and Baa3/BBB-. The Bloomberg credit quality classification is based on the three rating agencies, Moody’s, S&P and Fitch. If two of the three agencies rate the bond equivalently, then that rating is used. If all three rate the bond differently, the middle rating is used. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Baa1/BBB+, Baa2/BBB, or Baa3/BBB. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million. Remarketed issues are not allowed in the benchmark.

All bonds must have a fixed rate, a dated-date (i.e., the date when interest begins to accrue) after December 31, 1990 and a nominal maturity of 1 to 30 years. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the High Yield Index.

The composition of the High Yield Index is rebalanced monthly. Interest and principal payments earned by the component securities are held in the High Yield Index without a reinvestment return until month end when they are removed from the High Yield Index. Qualifying securities issued, but not necessarily settled, on or before the month end rebalancing date qualify for inclusion in the High Yield Index in the following month.

Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupons received or accrued, expressed as a percentage of beginning market value. The High Yield Index is calculated and is available once a day by Bloomberg.

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The section of the Prospectus under the caption “Bloomberg Barclays Municipal High-Yield Short Duration Index” is hereby deleted in its entirety and replaced with the following:

The Short High-Yield Index is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Short High-Yield Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. As of June 30, 2016, the Short High-Yield Index consisted of approximately 8,890 bonds.

The Short High-Yield Index is calculated using a market value weighting methodology, provided that the total allocation to issuers from each individual territory of the United States (including Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands) does not exceed 4%. The market value of each bond over the limit is adjusted on a pro-rata basis. The Short High-Yield Index tracks the high yield municipal bond market with a targeted 65% weight in non-investment grade municipal bonds, a targeted 25% weight in Baa/BBB rated investment grade municipal bonds and a targeted 10% weight in A1/A rated investment grade municipal bonds. It is comprised of four total return, market size weighted benchmark indexes with target weights as follows:

•	40% weight in Muni High Yield/$100 Million Deal Size Index. To be included in the Muni High Yield/$100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/BB+ or lower. Bonds in the Muni High Yield/$100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million.

•	25% weight in Muni High Yield/Under $100 Million Deal Size Index. To be included in the Muni High Yield/Under $100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/ BB+ or lower. Bonds in the Muni High Yield/Under $100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million.

•	25% weight in Muni Baa Rated/$100 Million Deal Size Index. To be included in the Muni Baa Rated/$100 Million Deal Size Index, bonds must have a Bloomberg credit quality classification between Baa1/BBB+ and Baa3/BBB-. Bloomberg credit quality classification is based on the three rating agencies, Moody’s, S&P and Fitch. If two of the three agencies rate the bond equivalently, then that rating is used. If all three rate the bond differently, the middle rating is used. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Baa1/BBB+, Baa2/BBB, or Baa3/BBB-. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million.

•	10% weight in Muni A Rated Index. To be included in the Muni A Rated Index, bonds must have a Bloomberg credit quality classification between A1/A+ and A3/A-. The Bloomberg credit quality classification is based on the three rating agencies, Moody’s, S&P and Fitch. If two of the three agencies rate the bond equivalently, then that rating is used. If all three rate the bond differently, the middle rating is used. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be A1/A+, A2/A, or A3/A-. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

All bonds must have a fixed rate, a dated-date (i.e., the date when interest begins to accrue) after December 31, 1990 and a nominal maturity of 1 to 12 years. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the Short High-Yield Index.

The composition of the Short High-Yield Index is rebalanced monthly. Interest and principal payments earned by the component securities are held in the Short High-Yield Index without a reinvestment return until month end when they are removed from the Short High-Yield Index. Qualifying securities issued, but not necessarily settled, on or before the month end rebalancing date qualify for inclusion in the Short High-Yield Index in the following month.

Total returns are calculated based on the sub of price changes, gain/loss on repayments of principal, and coupons received and accrued, expressed as a percentage of beginning market value. The Short High-Yield Index is calculated and is available once a day by Bloomberg.

Please retain this supplement for future reference.